Bonds and financing	12 Months Ended
Dec. 31, 2023
Bonds and financing
Bonds and financing
15. Bonds and financing

The balance of bonds and financing comprises the following amounts:

	December 31, 2022	Payment of interest (i)	Payment of principal (i)	Interest accrued	Transaction cost of bonds	Transfers	December 31, 2023
Bonds with Related Parties	63,325	(40,984)	(50,885)	42,242	-	206	13,904
Bonds	30,454	(77,917)	-	75,253	1,058	499,011	527,859
Current liabilities	93,779	(118,901)	(50,885)	117,495	1,058	499,217	541,763
Bonds with Related Parties	250,206	-	-	-	-	(206)	250,000
Bonds	499,011	-	-	-	-	(499,011)	-
Non-current liabilities	749,217	-	-	-	-	(499,217)	250,000
Total	842,996	(118,901)	(50,885)	117,495	1,058	-	791,763

(i)	We present below the composition of interest and principal payments considering the issues made:

Issuance	Payments	Interest	Principal
SSED21 – 6th. SOMOS – 2nd. series	02/15/2023 and 08/14/2023	(7,258)	(50,885)
SEDU21 – 9th. SOMOS 2nd. series	02/14/2023 and 08/07/2023	(33,726)	-
GAGL11 - Somos Sistemas	02/06/2023 and 08/07/2023	(77,917)	-
	Total	(118,901)	(50,885)

	December 31, 2021	Additions (i)	Payment of interest	Payment of principal	Interest accrued	Transaction cost of bonds	Transfers	December 31, 2022
Bonds with Related Parties	264,673	-	(33,921)	(254,885)	36,573	-	50,885	63,325
Bonds	16,581	-	(58,425)	-	72,298	1,018	(1,018)	30,454
Financing	237	-	(154)	(759)	25	-	651	-
Current liabilities	281,491	-	(92,500)	(255,644)	108,896	1,018	50,518	93,779
Bonds with Related Parties	51,091	250,000	-	-	-	-	(50,885)	250,206
Bonds	497,993	-	-	-	-	-	1,018	499,011
Financing	651	-	-	-	-	-	(651)	-
Non-current liabilities	549,735	250,000	-	-	-	-	(50,518)	749,217
Total	831,226	250,000	(92,500)	(255,644)	108,896	1,018	-	842,996

(i)	On September 28, 2022, the Company issued simple debentures not convertible into shares, subject to remunerative interest of 100% of the CDI, plus a spread of 2.40% per year, in the total amount of R$250,000. The debentures aim to strengthen the Company's capital structure and lengthen the maturity profile of the debt, whose average term has become 36 months.

a. Bonds’ description

See below the bonds outstanding on December 31, 2023:

Subscriber	Related Parties	Third parties
Issuance	9th	1st
Series	2nd Series	Single Series
Date of issuance	09/28/2022	08/06/2021
Maturity Date	09/28/2025	08/05/2024
First payment after	36 months	35 months
Remuneration payment	Semi-annual interest	Semi-annual interest
Financials charges	CDI + 2.40% p.a.	CDI + 2.30% p.a.
Principal amount (in millions of R$)	250	500

b. Bond’s maturities

The maturities range of these accounts, considering related and third parties are as follow:

Maturity of installments	December 31, 2023%		December 31, 2022%
On year or less	541,763	68.4	93,779	11.1

One to two years	250,000	31.6	499,217	59.2
Two to three years	-	-	250,000	29.7
Total non-current liabilities	250,000	31.6	749,217	88.9

	791,763	100.0	842,996	100.0

c. Debit commitments

The maintenance of the contractual maturity of debentures at their original maturities is subject to financial covenants, which are being complied with. The covenant compliance indicators are the following:

Bonds with related parties

Does not have debt commitments in issuances.

Bonds with third parties

The bond issued by Somos Sistemas requires the maintenance of certain financial indicators “covenants” which are annually calculated based on Somos Sistemas Consolidated financial statements. The period of covenants compliance comprises 12 months immediately prior to the end of each year, being the first year of analysis December 31, 2022 and based on ratio between adjusted net debt by adjusted consolidated EBITDA. The net debt adjusted EBITDA ratio should be less or equal:

  4.25%in 2021
  4.00% in 2022
  3.75% in 2023
  3.50% in 2024

This ratio cannot be breached for two consecutive periods or three alternate periods.

Consolidated net debt: Company’s total debt (short- and long-term loans and financing, including capital markets operations, less cash equivalents cash which could be withdrawn until five business days added by accounts payable for business combinations)

Adjusted consolidated EBITDA: Earnings before income taxes, depreciation and amortization, financial results (excluding financial expenses), and non recuring expenses.

On December 31, 2023, the financial ratio net debt by adjusted EBITDA reached the result of 2.43%, within the conditions established in the financial contractual clauses. On December 31, 2022, the financial ratio net debt by adjusted EBITDA reached the result of 2.74%, within the conditions established in the financial contractual clauses.